Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
DFA SHORT-TERM GOVERNMENT PORTFOLIO | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.17%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%	[1]
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	255
Annual Return 2002	rr_AnnualReturn2002	11.79%
Annual Return 2003	rr_AnnualReturn2003	2.69%
Annual Return 2004	rr_AnnualReturn2004	2.74%
Annual Return 2005	rr_AnnualReturn2005	0.77%
Annual Return 2006	rr_AnnualReturn2006	4.51%
Annual Return 2007	rr_AnnualReturn2007	4.95%
Annual Return 2008	rr_AnnualReturn2008	8.36%
Annual Return 2009	rr_AnnualReturn2009	1.46%
Annual Return 2010	rr_AnnualReturn2010	4.45%
Annual Return 2011	rr_AnnualReturn2011	3.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.22%)
One Year	rr_AverageAnnualReturnYear01	3.39%
Five Years	rr_AverageAnnualReturnYear05	4.50%
Ten Years	rr_AverageAnnualReturnYear10	4.46%
DFA SHORT-TERM GOVERNMENT PORTFOLIO | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.52%
Five Years	rr_AverageAnnualReturnYear05	3.35%
Ten Years	rr_AverageAnnualReturnYear10	3.17%
DFA SHORT-TERM GOVERNMENT PORTFOLIO | Institutional Class | Return After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.52%
Five Years	rr_AverageAnnualReturnYear05	3.22%
Ten Years	rr_AverageAnnualReturnYear10	3.10%
DFA SHORT-TERM GOVERNMENT PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DFA Short-Term Government Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the DFA Short-Term Government Portfolio (the "Short-Term Government Portfolio") is to maximize total returns from the universe of debt obligations of the U.S. government and U.S. government agencies. Total return is comprised of income and capital appreciation.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Short-Term Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Short-Term Government Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 64% of the average value of its investment portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Short-Term Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Short-Term Government Portfolio seeks to maximize risk-adjusted total returns from a universe of obligations of the U.S. government and its agencies maturing in five years or less. The credit quality of the securities purchased by the Portfolio will be that of the U.S. government or its agencies. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in government securities that mature within five years from the date of settlement. It is the policy of the Portfolio that the maximum length of maturity of investments will not exceed five years from the date of settlement. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to five years from the date of settlement). The Advisor expects that the Portfolio's average portfolio maturity and average portfolio duration will be three years or less. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to interest rates. The Portfolio will also acquire repurchase agreements backed by U.S. government securities. The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Short-Term Government Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the Short-Term Government Portfolio's performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government, that are supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the Short-Term Government Portfolio's income to decline.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the Short-Term Government Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio's performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the Short-Term Government Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the Short-Term Government Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	DFA Short-Term Government Portfolio Institutional Class Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
January 2002-December 2011
Highest Quarter	Lowest Quarter
6.59 (10/08-12/08)	-3.22 (4/04-6/04)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2011 Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the Short-Term Government Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
DFA SHORT-TERM GOVERNMENT PORTFOLIO | BofA Merrill Lynch 1-5 Year US Treasury & Agency Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.19%	[2]
Five Years	rr_AverageAnnualReturnYear05	4.73%	[2]
Ten Years	rr_AverageAnnualReturnYear10	4.02%	[2]

[1]	The "Management Fee" and "Total Annual Fund Operating Expenses" have been adjusted to reflect the estimated management fee to be paid by the Portfolio for the fiscal year ended October 31, 2012, as a result of a decrease in the management fee payable by the Portfolio from 0.20% to 0.17% effective February 28, 2011.
[2]	Source Merrill Lynch, used with permission. MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES "AS IS," MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE ACCURACY AND OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE.